Share-based Compensation	6 Months Ended
Apr. 30, 2019
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Share-based Compensation

NOTE 14:  SHARE-BASED COMPENSATION

For the three and six months ended April 30, 2019, the Bank recognized compensation expense for stock option awards of $3.0 million and $6.3 million, respectively (three and six months ended April 30, 2018 – $3.4 million and $6.5 million, respectively).

During the three months ended April 30, 2019 and April 30, 2018, nil stock options were granted by the Bank at a weighted-average fair value of nil per option. During the six months ended April 30, 2019, 2.2 million stock options (six months ended April 30, 2018 – 1.9 million stock options) were granted by the Bank at a weighted-average fair value of $5.64 per option (April 30, 2018 – $6.28 per option).

The following table summarizes the assumptions used for estimating the fair value of options for the six months ended April 30.

Assumptions Used for Estimating the Fair Value of Options

(in Canadian dollars, except as noted)	For the six months ended
	April 30 2019	April 30 2018
Risk-free interest rate	2.03%	1.71%
Expected option life	6.3 years	6.3 years
Expected volatility[1]	12.64%	13.91%
Expected dividend yield	3.48%	3.50%

Exercise price/share price	$69.39	$72.64

[1]	Expected volatility is calculated based on the average daily volatility measured over a historical period corresponding to the expected option life.